UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: April 30, 2009
Date of reporting period: October 31, 2008

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended October 31, 2008

Total Return for the 6 Months Ended October 31, 2008

				Russell	Lipper Mid-
				2500®	Cap Value
				Value	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
–34.62%	–34.64%	–34.89%	–34.57%	–26.01%	–33.69%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period began amid a relative upswing in the stock market. From mid-March through mid-May of 2008, the market was propped up by renewed confidence that capital markets were beginning to stabilize and expectations that a recession, if one occurred, would be shorter and shallower than initially expected.

However, the sense of relief was soon overshadowed by more bad news from the financial sector, further record high oil prices, and drastically lower consumer sentiment measures. The Federal Reserve held its target federal funds rate steady at its June 30 meeting, fueling speculation that the central bank would need to start raising rates in the future to stave off inflation. In July, the market benefited from a significant drop in oil prices amid anticipation of reduced demand in a slowing global economy, but was negatively impacted by concerns about the solvency of Fannie Mae and Freddie Mac. The early estimate for second quarter GDP growth was positive, but data on inflation, retail sales and job growth reported during August were less favorable, further undermining investor confidence.

Additionally, a series of failures, and near failures, of major financial institutions, and the subsequent government interventions, and forced consolidations within the sector, led to wild swings in the stock market in September and October. Credit conditions, which had been tight since the demise of the subprime mortgage market, froze as banks became unwilling to lend to each other and corporations ceased borrowing activities. Worsening economic news, weaker corporate earnings and disappointing outlooks from corporate managements continued to point to an increased likelihood of a recession in the U.S. and a more severe global economic slowdown. Expectations for reduced global demand for raw materials and energy led to a steep drop in commodity prices, which eased global inflation pressures but stoked concerns about a stagnating global economy. Additionally, mutual fund tax-loss selling, which occurs in October, and forced selling by hedge funds, further contributed to volatility during the month.

Governments and central banks around the world responded quickly to the accelerating crisis. In the U.S., the federal government passed the Troubled Asset Relief Program in early October, and the Federal Reserve cut its target federal funds rate, as well as announced policies to enable lending directly to corporations. Central banks in Europe, Japan and Asia joined the U.S. in a coordinated global effort to stimulate the frozen credit markets. Although there was evidence of a slight improvement in the credit markets and the stock market rallied in the final four days of October, significant uncertainty remained at the end of the reporting period.

For the period overall, small- and mid-cap stocks did not fare much better than large-cap stocks, although the small-cap universe was partially buoyed by a rally in financial stocks in the third quarter. Within the small- and mid-cap segments, value stocks modestly beat growth stocks. The strongest performing small- and mid-cap value sectors (as measured by the Russell 2500® Value Index sectors) were utilities, consumer staples, financial services, and health care. The weakest groups were those with high sensitivity to the languishing economy and/or falling commodity prices, including energy, materials and processing, and consumer discretionary. However, all sectors experienced negative absolute returns during the period.

Performance Analysis

All share classes of Morgan Stanley Small-Mid Special Value Fund underperformed both the Russell 2500® Value Index (the “Index”) and the Lipper Mid-Cap Value Funds Index for the six months ended October 31, 2008, assuming no deduction of applicable sales charges.

Relative to the Index, the Fund’s chief detractors included stock selection and an underweight in the financial services sector. Bank stocks rallied in the third quarter, but the Fund’s underweight in financials held back gains. In addition, the Fund had exposure to some weak-performing insurance stocks. Stock selection in the producer durables sector also was a detriment, particularly in aerospace, telecommunications equipment, and office equipment and supplies holdings. A combination of company-specific events and the companies’ exposure to the slowing economy drove these holdings lower. The materials and processing sector was another relative detractor, with weakness coming from the Fund’s position in container and packaging companies.

Given the difficulty of the market environment during the six-month period, the only sector in which the Fund benefited on a relative basis from stock selection decisions was health care. Within the sector, holdings in a pharmaceutical company and a health care services company contributed positively to relative performance. Other factors that were supportive to relative results included an underweight position in the energy sector, which helped minimize the Fund’s exposure to the sector’s significant drop during the period. The Fund also avoided owning metals and mining companies such as those involved in steel, aluminum, gold and metal fabricating. Many of these companies’ stocks experienced major declines as commodity prices for metals fell in the second half of 2008.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 10/31/08
MAXIMUS, Inc.	4.5%
Hanover Insurance Group	4.1
Brink’s Co. (The)	3.4
Belden Inc.	3.3
AAR Corp.	3.0
Spirit Aerosystems Holding (Class A)	2.9
Check Point Software Technologies Ltd. (Israel)	2.8
Markel Corp.	2.7
PerkinElmer, Inc.	2.6
Snap-0n. Inc.	2.5

TOP FIVE INDUSTRIES as of 10/31/08
Aerospace & Defense	10.6%
Miscellaneous Commercial Services	7.9
Information Technology Services	6.5
Containers/Packaging	4.9
Specialty Insurance	4.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its net assets, including any borrowings for investment purposes, in common stocks and other equity securities, including convertible securities, of small- and mid-size companies that the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or to similar companies. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. In accordance with the Fund’s investment strategy, companies within a capitalization range of $100 million to $7.5 billion or the high end of the range of companies represented in the Russell 2500® Value Index at the time of purchase are considered small- and mid-sized companies by the Investment Adviser. As part of its investment strategy, the Fund may invest in securities of foreign issuers in an amount set forth in the Fund’s prospectus. In deciding which securities to buy, hold or sell, the Investment Adviser pursues a value-oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Investment Adviser focuses on securities with valuation metrics such as price-earnings ratios that are lower than those of the general market averages or similar companies. The Investment Adviser may also consider a company’s dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended October 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 05/28/02)		(since 05/28/02)		(since 05/28/02)		(since 05/28/02)
Symbol	JBJAX		JBJBX		JBJCX		JBJDX
1 Year	(42.79)%[3]		(42.72)%[3]		(43.19)%[3]		(42.64)%[3]
	(45.79	) [4]	(45.08	) [4]	(43.66	) [4]	—

5 Years	2.01	[3]	1.42	[3]	1.25	[3]	2.25	[3]
	0.92	[4]	1.19	[4]	1.25	[4]	—

Since Inception	4.36	[3]	3.73	[3]	3.59	[3]	4.61	[3]
	3.49	[4]	3.73	[4]	3.59	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 2500® Value Index measures the performance of those companies in the Russell 2500® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/08 – 10/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			05/01/08 –
	05/01/08	10/31/08	10/31/08
Class A
Actual (−34.62% return)	$1,000.00	$653.80	$5.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$7.07
Class B
Actual (−34.64% return)	$1,000.00	$653.60	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.21	$6.06
Class C
Actual (−34.89% return)	$1,000.00	$651.10	$8.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.42	$10.87
Class I
Actual (−34.57% return)	$1,000.00	$654.30	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.46	$5.80

@	Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 1.19%, 2.14% and 1.14% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund’s assets under management were relatively small. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investment October 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (93.5%)
	Aerospace & Defense (10.6%)
181,500	AAR Corp. (a)	$2,902,185
27,600	Alliant Techsystems, Inc. (a)	2,278,104
61,500	Goodrich Corp.	2,248,440
170,100	Spirit Aerosystems Hold – CL A (a)	2,743,713

		10,172,442

	Agricultural Commodities/Milling (1.3%)
53,700	Corn Products International, Inc.	1,305,984

	Auto Parts: O.E.M. (1.0%)
47,500	Wabco Holdings, Inc.	872,575

	Beverages: Alcoholic (1.7%)
46,300	Molson Coors Brewing Co. (Class B)	1,729,768

	Cable/Satellite TV (1.8%)
52,000	Scripps Networks Interactive – CL A	1,476,800

	Chemicals: Specialty (3.4%)
54,200	Cytec Industries, Inc.	1,534,944
47,900	Lubrizol Corp. (The)	1,800,082

		3,335,026

	Commercial Printing/Forms (2.4%)
207,500	Cenveo Inc. (a)	1,002,225
80,300	Donnelley (R.R.) & Sons Co.	1,330,571

		2,332,796

	Computer Peripherals (2.1%)
98,900	Zebra Technologies Corp. (Class A) (a)	2,001,736

	Containers/Packaging (4.9%)
77,900	Owens-Illinois, Inc. (a)	1,782,352
88,300	Pactiv Corp. (a)	2,080,348
649,100	Smurfit-Stone Container Corp. (a)	876,285

		4,738,985

	Data Processing Services (2.0%)
163,000	Broadridge Financial Solutions Inc.	1,972,300

	Electrical Products (3.3%)
153,164	Belden Inc.	3,191,938

	Financial Conglomerates (0.8%)
413,900	Conseco Inc. (a)	769,854

	Gas Distributors (2.4%)
95,300	UGI Corp.	2,274,811

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investment October 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Information Technology Services (6.5%)
94,700	Amdocs Ltd. (Guernsey) (a)	$2,136,432
65,400	Computer Sciences Corp. (a)	1,972,464
137,800	Teradata Corp. (a)	2,120,742

		6,229,638

	Internet Software/Services (2.8%)
132,200	Check Point Software Technologies Ltd. (Israel) (a)	2,673,084

	Life/Health Insurance (3.5%)
41,900	Reinsurance Group – B (a)	1,551,976
50,200	Reinsurance Group of America Inc.	1,874,468

		3,426,444

	Medical Specialties (2.6%)
140,700	PerkinElmer, Inc.	2,524,158

	Metal Fabrications (0.6%)
32,600	General Cable Corp. (a)	556,808

	Miscellaneous Commercial Services (7.9%)
67,700	Brink’s Co. (The)	3,282,773
136,740	MAXIMUS, Inc.	4,367,476

		7,650,249

	Multi-Line Insurance (1.5%)
51,200	Axis Capital Holdings Ltd. (Bermuda)	1,458,176

	Office Equipment/Supplies (0.2%)
67,094	Acco Brands Corp. (a)	189,205

	Oil & Gas Production (1.4%)
47,500	Pioneer Natural Resources Co.	1,321,925

	Oilfield Services/Equipment (2.2%)
51,479	Exterran Holdings, Inc. (a)	1,153,644
43,860	Superior Energy Services, Inc. (a)	935,095

		2,088,739

	Packaged Software (1.9%)
218,466	MSC. Software Corp. (a)	1,878,808

	Pharmaceuticals: Other (2.1%)
60,000	Perrigo Co.	2,040,000

	Property – Casualty Insurers (4.1%)
101,143	Hanover Insurance Group	3,969,863

	Real Estate Investment Trusts (1.7%)
158,700	Host Hotels & Resorts Inc.	1,640,958

	Restaurants (0.7%)
144,700	AFC Enterprises, Inc. (a)	703,242

	Savings Banks (1.9%)
141,100	TFS FINANCIAL CORP	1,844,177

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investment October 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Services to the Health Industry (1.3%)
84,600	IMS Health Inc.	$1,213,164

	Specialty Insurance (4.8%)
77,600	Assurant, Inc.	1,977,248
7,530	Markel Corp. (a)	2,641,825

		4,619,073

	Specialty Stores (2.2%)
108,300	PetSmart, Inc.	2,132,427

	Specialty Telecommunications (2.1%)
80,600	CenturyTel, Inc.	2,023,866

	Tools/Hardware (3.8%)
66,300	Snap-On, Inc.	2,449,785
37,900	Stanley Works (The)	1,240,846

		3,690,631

	Total Common Stocks (Cost $121,122,337)	90,049,650

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Convertible Bond (2.6%)
	Biotechnology
$3,400	Invitrogen Corp.(Cost $3,015,395)	1.50%	02/15/24	2,516,000

NUMBER OF
SHARES (000)

	Short Term Investments (b) (3.8%)
	Investment Company
3,653	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class (Cost $3,652,793)		3,652,793

	Total Investments (Cost $127,790,525) (c)	99.9%	96,218,443
	Other Assets in Excess of Liabilities	0.1	34,243

	Net Assets	100.0%	$96,252,686

(a)	Non-income producing security.
(b)	See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized depreciation is $36,047,623 and the aggregate gross unrealized appreciation is $4,475,541, resulting in net unrealized depreciation of $31,572,082.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Summary of Investments by Industry Classification - October 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Aerospace & Defense	$10,172,442	10.6%
Miscellaneous Commercial Services	7,650,249	7.9
Information Technology Services	6,229,638	6.5
Containers/Packaging	4,738,985	4.9
Specialty Insurance	4,619,073	4.8
Property – Casualty Insurers	3,969,863	4.1
Tools/Hardware	3,690,631	3.8
Investment Company	3,652,793	3.8
Life/Health Insurance	3,426,444	3.6
Chemicals: Specialty	3,335,026	3.5
Electrical Products	3,191,938	3.3
Internet Software/Services	2,673,084	2.8
Medical Specialties	2,524,158	2.6
Biotechnology	2,516,000	2.6
Commercial Printing/Forms	2,332,796	2.4
Gas Distributors	2,274,811	2.4
Specialty Stores	2,132,427	2.2
Oilfield Services/Equipment	2,088,739	2.2
Pharmaceuticals: Other	2,040,000	2.1
Specialty Telecommunications	2,023,866	2.1
Computer Peripherals	2,001,736	2.1
Data Processing Services	1,972,300	2.0
Packaged Software	1,878,808	2.0
Savings Banks	1,844,177	1.9
Beverages: Alcoholic	1,729,768	1.8
Real Estate Investment Trusts	1,640,958	1.7
Cable/Satellite Tv	1,476,800	1.5
Multi-Line Insurance	1,458,176	1.5
Oil & Gas Production	1,321,925	1.4
Agricultural Commodities/Milling	1,305,984	1.4
Services To The Health Industry	1,213,164	1.3
Auto Parts: O.E.M	872,575	0.9
Financial Conglomerates	769,854	0.8
Restaurants	703,242	0.7
Metal Fabrications	556,808	0.6
Office Equipment/Supplies	189,205	0.2

	$96,218,443	100%

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements

Statement of Assets and Liabilities
October 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $124,137,732)	$92,565,650
Investment in affiliate, at value (cost $3,652,793)	3,652,793
Receivable for:
Investments sold	1,754,448
Shares of beneficial interest sold	165,655
Dividends	16,518
Interest	10,810
Dividends from affiliate	6,721
Receivable from distributor	59,990
Prepaid expenses and other assets	33,056

Total Assets	98,265,641

Liabilities:
Payable for:
Investments purchased	1,662,944
Shares of beneficial interest redeemed	177,249
Transfer agent fee	57,021
Investment advisory fee	56,929
Administration fee	6,904
Accrued expenses and other payables	51,908

Total Liabilities	2,012,955

Net Assets	$96,252,686

Composition of Net Assets:
Paid-in-capital	$126,281,290
Net unrealized depreciation	(31,572,082)
Accumulated net investment loss	(230,196)
Accumulated undistributed net realized gain	1,773,674

Net Assets	$96,252,686

Class A Shares:
Net Assets	$24,335,856
Shares Outstanding (unlimited authorized, $.01 par value)	3,199,787
Net Asset Value Per Share	$7.61

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.03

Class B Shares:
Net Assets	$47,875,233
Shares Outstanding (unlimited authorized, $.01 par value)	6,693,776
Net Asset Value Per Share	$7.15

Class C Shares:
Net Assets	$15,054,561
Shares Outstanding (unlimited authorized, $.01 par value)	2,124,572
Net Asset Value Per Share	$7.09

Class I Shares:
Net Assets	$8,987,036
Shares Outstanding (unlimited authorized, $.01 par value)	1,155,456
Net Asset Value Per Share	$7.78

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements continued

Statement of Operations
For the six months ended October 31, 2008 (unaudited)

Net Investment Loss:
Income
Dividends	$675,819
Dividends from affiliate	87,446
Interest	36,098

Total Income	799,363

Expenses
Investment advisory fee	498,979
Transfer agent fees and expenses	186,664
Distribution fee (Class A shares)	47,112
Distribution fee (Class B shares)	17,802
Distribution fee (Class C shares)	115,087
Administration fee	59,580
Professional fees	34,535
Registration fees	27,624
Shareholder reports and notices	26,875
Custodian fees	7,342
Trustees’ fees and expenses	6,143
Other	3,922

Total Expenses	1,031,665
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,691)

Net Expenses	1,027,974

Net Investment Loss	(228,611)

Realized and Unrealized Loss:
Net realized loss	(5,028,111)
Net change in unrealized appreciation/depreciation	(48,825,019)

Net Loss	(53,853,130)

Net Decrease	$(54,081,741)

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	OCTOBER 31, 2008	APRIL 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(228,611)	$(824,807)
Net realized gain (loss)	(5,028,111)	27,634,857
Net change in unrealized appreciation/depreciation	(48,825,019)	(45,676,938)

Net Decrease	(54,081,741)	(18,866,888)

Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(8,692,214)
Class B shares	—	(19,610,688)
Class C shares	—	(5,332,136)
Class I shares	—	(2,428,804)

Total Distributions	—	(36,063,842)

Net increase (decrease) from transactions in shares of beneficial interest	(21,704,046)	5,235,907

Net Decrease	(75,785,787)	(49,694,823)
Net Assets:
Beginning of period	172,038,473	221,733,296

End of Period (Including accumulated net investment losses of $230,196 and $1,585, respectively)	$96,252,686	$172,038,473

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Small-Mid Special Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on October 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 29, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

At October 31, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of October 31, 2008. For the six months ended October 31, 2008, the distribution fee was accrued for Class B shares at an annual rate of 0.05%.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended October 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25 % and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $3,606, $58,833 and $2,950, respectively and received $7,448 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds–Money Market Portfolio–Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds–Money Market Portfolio–Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds–Money Market Portfolio–Institutional Class. For the six months ended October 31, 2008, advisory fees paid were reduced by $3,691 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio–Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $87,446 for the six months ended October 31, 2008. During the six months ended October 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds–Money Market Portfolio–Institutional Class aggregated $23,456,602 and $28,190,675, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31 2008 aggregated $31,276,980 and $49,210,762, respectively. Included in the aforementioned transactions are purchases and sales of $25,240 and $823,879 respectively, with other Morgan Stanley funds, including realized losses of $558,021.

For the six months ended October 31 2008, the Fund incurred brokerage commissions of $3,776 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	OCTOBER 31, 2008		APRIL 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	89,646	$922,097	1,127,578	$16,501,898
Conversion from Class B	—	—	338,589	4,878,044
Reinvestment of distributions	—	—	631,285	7,840,551
Redeemed	(661,992)	(6,801,122)	(1,315,965)	(17,362,002)

Net increase (decrease) – Class A	(572,346)	(5,879,025)	781,487	11,858,491

CLASS B SHARES
Sold	80,971	812,221	514,221	7,295,329
Conversion to Class A	—	—	(357,729)	(4,878,044)
Reinvestment of distributions	—	—	1,556,366	18,147,232
Redeemed	(1,427,968)	(13,878,513)	(2,772,147)	(35,255,984)

Net decrease – Class B	(1,346,997)	(13,066,292)	(1,059,289)	(14,691,467)

CLASS C SHARES
Sold	74,638	736,186	424,733	5,765,038
Reinvestment of distributions	—	—	432,706	5,041,025
Redeemed	(375,831)	(3,585,878)	(536,578)	(6,796,305)

Net increase (decrease) – Class C	(301,193)	(2,849,692)	320,861	4,009,758

CLASS I SHARES
Sold	342,555	3,773,842	865,491	12,479,242
Reinvestment of distributions	—	—	111,345	1,410,745
Redeemed	(345,634)	(3,682,879)	(678,398)	(9,830,862)

Net increase (decrease) – Class I	(3,079)	90,963	298,438	4,059,125

Net increase (decrease) in Fund	(2,223,615)	$(21,704,046)	341,497	$5,235,907

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

As of April 30, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.
7. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as October 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in Securities	$96,218,443	$93,702,443	$2,516,000	—

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2008 (unaudited) continued

8. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2008			2008		2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.64			$15.26		$14.14	$13.21	$13.07	$9.58

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.02)			(0.02)		(0.03)	0.01	(0.01)	(0.03)
Net realized and unrealized gain (loss)	(4.01)			(1.11)		2.87	3.03	1.55	3.52

Total income (loss) from investment operations	(4.03)			(1.13)		2.84	3.04	1.54	3.49

Less distributions from net realized gains	—			(2.49)		(1.72)	(2.11)	(1.40)	—

Net asset value, end of period	$7.61			$11.64		$15.26	$14.14	$13.21	$13.07

Total Return(2)	(34.62)		%(5)	(8.42)%		21.50%	24.26%	11.38%	36.43%
Ratios to Average Net Assets(3):
Total expenses (before expense offset) .	1.39%(4	)(6)		1.25%(4)		1.34%	1.34%	1.30%	1.31%
Net investment income (loss)	(0.32)		%(4)(6)	(0.16)	%(4)	(0.24)%	0.11%	(0.09)%	(0.23)%
Supplemental Data:
Net assets, end of period, in thousands	$24,336			$43,915		$45,640	$40,966	$30,805	$14,484
Portfolio turnover rate .	22%(5)			51%		52%	70%	78%	51%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio–Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2008			2008			2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.94			$14.52			$13.63	$12.89	$12.88	$9.51

Income (loss) from investment operations:
Net investment loss(1)	(0.01)			(0.06)			(0.13)	(0.09)	(0.11)	(0.12)
Net realized and unrealized gain (loss)	(3.78)			(1.03)			2.74	2.94	1.52	3.49

Total income (loss) from investment operations	(3.79)			(1.09)			2.61	2.85	1.41	3.37

Less distributions from net realized gains	—			(2.49)			(1.72)	(2.11)	(1.40)	—

Net asset value, end of period	$7.15			$10.94			$14.52	$13.63	$12.89	$12.88

Total Return(2)	(34.64)		%(6)	(8.55)%			20.57%	23.34%	10.51%	35.44%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.19%(4	)(5)(7)		1.52%(4	)(5)		2.10%	2.09%	2.06%	2.07%
Net investment loss	(0.12)		%(4)(5)(7)	(0.43)		%(4)(5)	(1.00)%	(0.64)%	(0.85)%	(0.99)%
Supplemental Data:
Net assets, end of period, in thousands	$47,875			$87,936			$132,160	$145,349	$143,725	$152,811
Portfolio turnover rate	22%(6)			51%			52%	70%	78%	51%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio–Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment loss ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	LOSS RATIO
October 31, 2008	2.14%	(1.07)%
April 30, 2008	2.00	(0.91)

(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2008			2008		2007	2006	2005	2004
	(unaudited)

Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.89			$14.54		$13.64	$12.90	$12.88	$9.51

Income (loss) from investment operations:
Net investment loss(1)	(0.05)			(0.12)		(0.13)	(0.09)	(0.11)	(0.12)
Net realized and unrealized gain (loss)	(3.75)			(1.04)		2.75	2.94	1.53	3.49

Total income (loss) from investment operations	(3.80)			(1.16)		2.62	2.85	1.42	3.37

Less distributions from net realized gains	—			(2.49)		(1.72)	(2.11)	(1.40)	—

Net asset value, end of period	$7.09			$10.89		$14.54	$13.64	$12.90	$12.88

Total Return(2)	(34.89)		%(5)	(9.08)%		20.73%	23.23%	10.60%	35.44%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.14%(4	)(6)		2.00%(4)		2.05%	2.09%	2.01%	2.07%
Net investment loss	(1.07)		%(4)(6)	(0.91)	%(4)	(0.95)%	(0.64)%	(0.80)%	(0.99)%
Supplemental Data:
Net assets, end of period, in thousands	$15,055			$26,412		$30,604	$29,976	$25,490	$23,861
Portfolio turnover rate	22%(5)			51%		52%	70%	78%	51%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE SIX MONTH ENDED APRIL 30,
	OCTOBER 31, 2008			2008	2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.89			$15.50	$14.30	$13.31	$13.13	$9.60

Income (loss) from investment operations:
Net investment income(1)	0.00			0.01	0.00	0.06	0.02	0.00
Net realized and unrealized gain (loss)	(4.11)			(1.13)	2.92	3.04	1.56	3.53

Total income (loss) from investment operations	(4.11)			(1.12)	2.92	3.10	1.58	3.53

Less distributions from net realized gains	—			(2.49)	(1.72)	(2.11)	(1.40)	—

Net asset value, end of period	$7.78			$11.89	$15.50	$14.30	$13.31	$13.13

Total Return(2)	(34.57)		%(5)	(8.20)%	21.83%	24.54%	11.64%	36.77%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.14%(4	)(6)		1.00%(4)	1.10%	1.09%	1.06%	1.07%
Net investment income	(0.07)		%(4)(6)	0.09%(4)	0.00%	0.36%	0.15%	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$8,987			$13,775	$13,329	$9,558	$10,967	$13,700
Portfolio turnover rate	22%(5)			51%	52%	70%	78%	51%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2008 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Small-Mid Special
Value Fund

Semiannual
Report
October 31, 2008

JBJSAN
IU08-06161P-Y10/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Small-Mid Special Value
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2008